Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

February 17, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re:	Blackstone Real Estate Income Fund II

Dear Sir or Madam:

On behalf of Blackstone Real Estate Income Fund II (the “Fund”), we hereby submit for filing by direct electronic transmission the Post-Effective Amendment No. 1 and Amendment No. 6 to Fund’s Registration Statement on Form N-2 (File Nos. 333-196300 and 811-22907) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, respectively.

Any questions or communications concerning the enclosed materials should be directed to Sarah E. Cogan of this firm at 212-455-3575.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

Enclosures